Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Long-Term Debt
Long-Term Debt

6.     Long-Term Debt

6 3/4% Senior Notes due 2021

On May 5, 2011, we issued $2.0 billion aggregate principal amount of our ten-year, 6 3/4% Senior Notes due June 1, 2021 at an issue price of 99.093%.  Interest accrues at an annual rate of 6 3/4% and is payable semi-annually in cash, in arrears on June 1 and December 1 of each year, commencing on December 1, 2011.

The 6 3/4% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to June 1, 2014, we may also redeem up to 35% of each of the 6 3/4% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 6 3/4% Senior Notes are:

•                  general unsecured senior obligations of DDBS;

•                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

•                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 6 3/4% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

•                  incur additional debt;

•                  pay dividends or make distributions on DDBS’ capital stock or repurchase DDBS’ capital stock;

•                  make certain investments;

•                  create liens or enter into sale and leaseback transactions;

•                  enter into transactions with affiliates;

•                  merge or consolidate with another company; and

•                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 6 3/4% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

Fair Value of our Long-Term Debt

The following table summarizes the carrying and fair values of our debt facilities as of June 30, 2011 and December 31, 2010:

	As of
	June 30, 2011		December 31, 2010
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
6 3/8% Senior Notes due 2011 (1)	$1,000,000	$1,010,000	$1,000,000	$1,032,500
7 % Senior Notes due 2013	500,000	538,750	500,000	532,815
6 5/8% Senior Notes due 2014	1,000,000	1,062,500	1,000,000	1,032,500
7 3/4% Senior Notes due 2015	750,000	813,750	750,000	798,750
7 1/8% Senior Notes due 2016	1,500,000	1,595,625	1,500,000	1,548,600
7 7/8% Senior Notes due 2019	1,400,000	1,519,000	1,400,000	1,463,000
6 3/4% Senior Notes due 2021	2,000,000	2,012,140	—	—
Mortgages and other notes payable	75,072	75,072	77,965	77,965
Subtotal	$8,225,072	$8,626,837	$6,227,965	$6,486,130
Capital lease obligations (2)	276,341	NA	286,971	NA
Total long-term debt and capital lease obligations (including current portion)	$8,501,413		$6,514,936

(1)	Our 6 3/8% Senior Notes with an aggregate principal balance of $1.0 billion mature on October 1, 2011.
(2)	Disclosure regarding fair value of capital leases is not required.

7.     Long-Term Debt

6 3/8% Senior Notes due 2011

The 6 3/8% Senior Notes mature October 1, 2011. Interest accrues at an annual rate of 6 3/8% and is payable semi-annually in cash, in arrears on April 1 and October 1 of each year.

The 6 3/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of their principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 6 3/8% Senior Notes are:

•                  general unsecured senior obligations of DDBS;

•                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

•                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 6 3/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

•                  incur additional indebtedness or enter into sale and leaseback transactions;

•                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

•                  make certain investments;

•                  create liens;

•                  enter into transactions with affiliates;

•                  merge or consolidate with another company; and

•                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 6 3/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7% Senior Notes due 2013

The 7% Senior Notes mature October 1, 2013. Interest accrues at an annual rate of 7% and is payable semi-annually in cash, in arrears on April 1 and October 1 of each year.

The 7% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7% Senior Notes are:

•                  general unsecured senior obligations of DDBS;

•                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

•                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

•                  incur additional debt;

•                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

•                  make certain investments;

•                  create liens or enter into sale and leaseback transactions;

•                  enter into transactions with affiliates;

•                  merge or consolidate with another company; and

•                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

6 5/8% Senior Notes due 2014

The 6 5/8% Senior Notes mature October 1, 2014. Interest accrues at an annual rate of 6 5/8% and is payable semi-annually in cash, in arrears on April 1 and October 1 of each year.

The 6 5/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of their principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 6 5/8% Senior Notes are:

•                  general unsecured senior obligations of DDBS;

•                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

•                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 6 5/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

•                  incur additional indebtedness or enter into sale and leaseback transactions;

•                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

•                  make certain investments;

•                  create liens;

•                  enter into transactions with affiliates;

•                  merge or consolidate with another company; and

•                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 6 5/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 3/4% Senior Notes due 2015

The 7 3/4% Senior Notes mature May 31, 2015. Interest accrues at an annual rate of 7 3/4% and is payable semi-annually in cash, in arrears on May 31 and November 30 of each year.

The 7 3/4% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest. Prior to May 31, 2011, we may also redeem up to 35% of each of the 7 3/4% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 7 3/4% Senior Notes are:

•                  general unsecured senior obligations of DDBS;

•                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

•                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7 3/4% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

•                  incur additional debt;

•                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

•                  make certain investments;

•                  create liens or enter into sale and leaseback transactions;

•                  enter into transactions with affiliates;

•                  merge or consolidate with another company; and

•                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 3/4% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 1/8% Senior Notes due 2016

The 7 1/8% Senior Notes mature February 1, 2016. Interest accrues at an annual rate of 7 1/8% and is payable semi-annually in cash, in arrears on February 1 and August 1 of each year.

The 7 1/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7 1/8% Senior Notes are:

•                  general unsecured senior obligations of DDBS;

•                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

•                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7 1/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

•                  incur additional debt;

•                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

•                  make certain investments;

•                  create liens or enter into sale and leaseback transactions;

•                  enter into transactions with affiliates;

•                  merge or consolidate with another company; and

•                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 1/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 7/8% Senior Notes due 2019

On August 17, 2009, we issued $1.0 billion aggregate principal amount of our ten-year, 7 7/8% Senior Notes due September 1, 2019 at an issue price of 97.467%. Interest accrues at an annual rate of 7 7/8% and is payable semi-annually in cash, in arrears on March 1 and September 1 of each year.

On October 5, 2009, we issued $400 million aggregate principal amount of additional 7 7/8% Senior Notes due 2019 at an issue price of 101.750% plus accrued interest from August 17, 2009. These notes were issued as additional notes under the indenture, dated as of August 17, 2009, pursuant to which we issued the $1.0 billion discussed above. These notes and the notes previously issued under the related indenture will be treated as a single class of debt securities.

The 7 7/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest. Prior to September 1, 2012, we may also redeem up to 35% of each of the 7 7/8% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 7 7/8% Senior Notes are:

•                  general unsecured senior obligations of DDBS;

•                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

•                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The Indenture related to the 7 7/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

•                  incur additional debt;

•                  pay dividends or make distributions on DDBS’ capital stock or repurchase DDBS’ capital stock;

•                  make certain investments;

•                  create liens or enter into sale and leaseback transactions;

•                  enter into transactions with affiliates;

•                  merge or consolidate with another company; and

•                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 7/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

Interest on Long-Term Debt

		Annual
	Semi-Annual	Debt Service
	Payment Dates	Requirements
		(In thousands)
6 3/8% Senior Notes due 2011	April 1 and October 1	$63,750
7% Senior Notes due 2013	April 1 and October 1	$35,000
6 5/8% Senior Notes due 2014	April 1 and October 1	$66,250
7 3/4% Senior Notes due 2015	May 31 and November 30	$58,125
7 1/8% Senior Notes due 2016	February 1 and August 1	$106,875
7 7/8% Senior Notes due 2019	March 1 and September 1	$110,250

Our ability to meet our debt service requirements will depend on, among other factors, the successful execution of our business strategy, which is subject to uncertainties and contingencies beyond our control.

Fair Value of our Long-Term Debt

The following table summarizes the carrying and fair values of our debt facilities as of December 31, 2010 and 2009:

	As of December 31,
	2010		2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
6 3/8% Senior Notes due 2011	$1,000,000	$1,032,500	$1,000,000	$1,028,750
7 % Senior Notes due 2013	500,000	532,815	500,000	515,000
6 5/8% Senior Notes due 2014	1,000,000	1,032,500	1,000,000	1,010,000
7 3/4% Senior Notes due 2015	750,000	798,750	750,000	789,375
7 1/8% Senior Notes due 2016	1,500,000	1,548,600	1,500,000	1,548,750
7 7/8% Senior Notes due 2019	1,400,000	1,463,000	1,400,000	1,473,500
Mortgages and other notes payable	77,965	77,965	42,107	42,107
Subtotal	6,227,965	$6,486,130	6,192,107	$6,407,482
Capital lease obligations (1)	286,971		304,457
Total long-term debt and capital lease obligations (including current portion)	$6,514,936		$6,496,564

(1)      Disclosure regarding fair value of capital leases is not required.

Other Long-Term Debt and Capital Lease Obligations

Other long-term debt and capital lease obligations consist of the following:

	As of December 31,
	2010	2009
	(In thousands)
Satellites and other capital lease obligations	$286,971	$304,457
8% note payable for EchoStar VII satellite vendor financing, payable over 13 years from launch	7,577	8,773
6% note payable for EchoStar X satellite vendor financing, payable over 15 years from launch	10,862	11,704
6% note payable for EchoStar XI satellite vendor financing, payable over 15 years from launch	15,951	16,748
6% note payable for EchoStar XIV satellite vendor financing, payable over 15 years from launch	22,000	—
6% note payable for EchoStar XV satellite vendor financing, payable over 15 years from launch	18,000	—
Mortgages and other unsecured notes payable due in installments through 2017 with interest rates ranging from approximately 2% to 13%	3,575	4,882
Total	364,936	346,564
Less current portion	(30,895)	(26,518)
Other long-term debt and capital lease obligations, net of current portion	$334,041	$320,046

Capital Lease Obligations

Anik F3. Anik F3, an FSS satellite, was launched and commenced commercial operation during April 2007. This satellite is accounted for as a capital lease and depreciated over the term of the satellite service agreement. We have leased 100% of the Ku-band capacity on Anik F3 for a period of 15 years.

Ciel II. Ciel II, a Canadian DBS satellite, was launched in December 2008 and commenced commercial operation during February 2009. This satellite is accounted for as a capital lease and depreciated over the term of the satellite service agreement. We have leased 100% of the capacity on Ciel II for an initial ten-year term.

As of December 31, 2010 and 2009, we had $500 million capitalized for the estimated fair value of satellites acquired under capital leases included in “Property and equipment, net,” with related accumulated depreciation of $109 million and $66 million, respectively. In our Consolidated Statements of Operations and Comprehensive Income (Loss), we recognized $43 million, $40 million and $15 million in depreciation expense on satellites acquired under capital lease agreements during the years ended December 31, 2010, 2009 and 2008, respectively.

Future minimum lease payments under the capital lease obligation, together with the present value of the net minimum lease payments as of December 31, 2010 are as follows (in thousands):

For the Years Ending December 31,
2011	$82,184
2012	77,110
2013	75,970
2014	75,970
2015	75,970
Thereafter	390,239
Total minimum lease payments	777,443
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(357,982)
Net minimum lease payments	419,461
Less: Amount representing interest	(132,490)
Present value of net minimum lease payments	286,971
Less: Current portion	(24,801)
Long-term portion of capital lease obligations	$262,170

The summary of future maturities of our outstanding long-term debt as of December 31, 2010 is included in the commitments table in Note 11.